Employee Benefit Plans - Unobservable Input Reconciliation (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended					12 Months Ended
	Dec. 31, 2011 U.S. Pension Benefits [Member]	Dec. 31, 2010 U.S. Pension Benefits [Member]	Dec. 31, 2009 U.S. Pension Benefits [Member]	Dec. 31, 2011 U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 International Pension Benefits [Member]	Dec. 31, 2010 International Pension Benefits [Member]	Dec. 31, 2009 International Pension Benefits [Member]	Dec. 31, 2011 International Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 International Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets as of January 1	$ 2,733	$ 2,692	$ 2,582	$ 109	$ 124	$ 1,981	$ 1,833	$ 1,737	$ 174	$ 143
Realized and unrealized gains and losses, net				1	10				2	16
Purchases, sales and settlements, net				(15)	(7)				11	(2)
Transfers in, net				1	(18)				0	17
Fair value of plan assets as of December 31	$ 2,733	$ 2,692	$ 2,582	$ 96	$ 109	$ 1,981	$ 1,833	$ 1,737	$ 187	$ 174